Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	FPA U.S. Core Equity Fund, Inc.
Entity Central Index Key	0000732041
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 02, 2023
Document Effective Date	May 02, 2023
Prospectus Date	Apr. 28, 2023
FPA U.S. Core Equity Fund, Inc. | FPA U.S. Core Equity Fund, Inc.
Prospectus:
Trading Symbol	FPPFX